Revenue	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Revenue	Revenue:
The Company generates revenue by leasing and operating its fleet of containerships and power generation assets, largely through operating leases, direct financing leases and sales-type leases. Revenue disaggregated by segment and by type for the year ended December 31, 2021 and December 31, 2020 is as follows:

	Year ended December 31, 2021
	Containership Leasing (1)	Mobile Power Generation	Total
Operating lease revenue	$1,409.9	$179.7	$1,589.6
Interest income from leasing	46.1	—	46.1
Other	4.4	6.5	10.9
	$1,460.4	$186.2	$1,646.6
5.    Revenue (continued):

	Year ended December 31, 2020
	Containership Leasing (1)	Mobile Power Generation	Total
Operating lease revenue	$1,180.0	$187.4	$1,367.4
Interest income from leasing	40.5	—	40.5
Other	2.3	10.9	13.2
	$1,222.8	$198.3	$1,421.1
(1)Operating lease revenue includes both bareboat charter and time charter revenue.
As at December 31, 2021, the minimum future revenues to be received on committed operating leases, interest income to be earned from direct financing leases and other revenue are as follows:

	Operating lease revenue (1)	Direct financing leases (2)	Other	Total committed revenue
2022	$1,604.1	$63.5	$4.1	$1,671.7
2023	1,470.5	61.0	0.7	1,532.2
2024	1,180.0	58.2	—	1,238.2
2025	806.8	55.2	—	862.0
2026	463.3	53.1	—	516.4
Thereafter	344.7	393.1	—	737.8
	$5,869.4	$684.1	$4.8	$6,558.3
(1)Minimum future operating lease revenue includes payments from signed charter agreements that have not yet commenced.
(2)Minimum future interest income includes direct financing leases currently in effect.
As at December 31, 2021, the minimum future revenues to be received based on each segment are as follows:

	Containership Leasing (1) (2)	Mobile Power Generation	Total committed revenue
2022	$1,537.8	$133.9	$1,671.7
2023	1,467.1	65.1	1,532.2
2024	1,238.2	—	1,238.2
2025	862.0	—	862.0
2026	516.4	—	516.4
Thereafter	737.8	—	737.8
	$6,359.3	$199.0	$6,558.3
(1)Minimum future operating lease revenue includes payments from signed charter agreements that have not yet commenced.
(2)Minimum future interest income includes direct financing leases currently in effect.
Minimum future revenues assume 100% utilization, extensions only at the Company’s unilateral option and no renewals. It does not include signed charter agreements on undelivered vessels.
The Company’s revenue during the years was derived from the following customers:

	2021	2020	2019
COSCO	$492.2	$401.1	$407.4
Yang Ming Marine	249.9	255.7	257.5
ONE	255.2	237.3	199.4
Other	649.3	527.0	267.2
	$1,646.6	$1,421.1	$1,131.5